Accounts payables and accrued liabilities - Summary (Details) - CAD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 28,012	$ 25,098
Accrued liabilities	45,992	16,506
Employee benefits (note 20)	17,487	11,272
Other payables	18,065	5,347
Total	$ 109,556	$ 58,223